UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:          June 30, 2009


Check here if Amendment [     ]; Amendment Number:
     This Amendment (Check only one.): [   ]   is a restatement.
                                       [   ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        GV Financial Advisors
Address:     1100 Abernathy Road
             Building 500, Suite 500
             Atlanta, GA 30328

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Debbie Powell
Title:   Operations Manager
Phone:   770-295-5756

Signature, Place, and Date of Signing:

/s/ Debbie Powell                 Atlanta, GA
     [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[    ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[    ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:                 28

Form 13F Information Table Value Total:             $94,184,000
                                                     (thousands)




List of Other Included Managers:

ISSUER                           SYMBOL     CUSIP          VALUE         SH/PRN    INVESTMENT  OTHER      VOTING AUTHORITY
                                                          1,000.00       AMOUNT    DISCRETION   MGRS    SOLE     SHARED  NONE
Ishares Tr Lehman   U S Aggreg    AGG      464287226    2,035,713.00       2,408        Yes     No                       No
Barclays Bk Plc Ipath Index Lk    DJP      06738C778    1,776,072.00       1,036        Yes     No                       No
iShares MSCI Emerging Markets     EEM      464287234    2,983,415.00         213        Yes     No                       No
Ishares Trust EAFE Index Fund     EFA      464287465   21,071,382.00       1,040        Yes     No                       No
Ishares Trust MSCI Index          EFG      464288885      450,122.00         206        Yes     No                       No
Ishares Tr Msci Eafe Value Ind    EFV      464288877      454,171.00         231        Yes     No                       No
Ishares Inc Msci Malaysia Free    EWM      464286830       52,403.20       5,888        Yes     No                       No
Ishares Tr Dow Jones US Region    IAT      464288778      166,412.00         151        Yes     No                       No
Ishares Tr Cohen & Steers Real    ICF      464287564    2,641,732.00       1,172        Yes     No                       No
Ishares Tr S&P Midcap             IJH      464287507        9,650.93         167        Yes     No                       No
Ishares Tr S&P Smallcap           IJR      464287804       18,482.88         416        Yes     No                       No
iShares S&P 500 Barra Value Fu    IVE      464287408    1,347,853.00    2,303.67        Yes     No                       No
iShares S&P 500 Barra Growth F    IVW      464287309    1,080,741.00     418.374        Yes     No                       No
Ishares Tr  Russell Microcap      IWC      464288869      504,589.00         246        Yes     No                       No
iShares Russell 1000 Val          IWD      464287598   22,893,664.00       1,827        Yes     No                       No
iShares Russell 1000 Gwt          IWF      464287614   18,992,190.00       1,769        Yes     No                       No
iShares Russell 2000              IWM      464287655      315,041.00         268        Yes     No                       No
iShares Russell 2000 Value Ind    IWN      464287630    9,676,086.00          43        Yes     No                       No
Ishares Russell 2000 Growth In    IWO      464287481    6,136,845.00         350        Yes     No                       No
Ishares Tr Russell Midcap Valu    IWS      464287473      117,369.00       1,350        Yes     No                       No
iShares Russell 3000 Index Fun    IWV      464287689       12,228.00         224        Yes     No                       No
Ishares Trust USD                 IYR      464287739      794,515.00    3,164.61        Yes     No                       No
Ishares Tr Large Growth Index     JKE      464287119      197,718.00       3,082        Yes     No                       No
Ishares Tr Large Value Index F    JKF      464288109       46,675.00         506        Yes     No                       No
Ishares Tr Small Growth Index     JKK      464288604       65,943.00         786        Yes     No                       No
Ishares Tr Small Value Index F    JKL      464288703      194,649.00       1,947        Yes     No                       No
Ishares Tr Kld Select Social      KLD      464288802       68,947.00       1,709        Yes     No                       No
Ishares Tr  1-3 Yr  Treas Inde    SHY      464287457       79,273.00         217        Yes     No                       No